UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	October 15, 2003

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$194,821,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579y101     2943    42606 SH       SOLE                    42606
AOL Time Warner                com              00184a105     2524   167022 SH       SOLE                   167022
Abbott Labs                    com              002824100      327     7680 SH       SOLE                     7680
Adobe Systems Inc              com              00724F101     4069   103636 SH       SOLE                   103636
Altria Group Inc (formerly Phi com              02209s103      506    11550 SH       SOLE                    11550
Amer Intl Group                com              026874107     4500    77991 SH       SOLE                    77991
American Capital Strategies Lt com              024937104      213     8550 SH       SOLE                     8550
American Express               com              025816109     5224   115940 SH       SOLE                   115940
AmerisourceBergen              com              03073e105     3389    62700 SH       SOLE                    62700
Amgen Inc.                     com              031162100     6429    99569 SH       SOLE                    99569
Anheuser-Busch                 com              035229103      849    17200 SH       SOLE                    17200
Apache Corp                    com              037411105     4720    68075 SH       SOLE                    68075
Bank of America Corp           com              060505104     3623    46422 SH       SOLE                    46422
Bank of New York Inc           com              064057102      754    25900 SH       SOLE                    25900
Barr Laboratories Inc          com              068306109     2002    29350 SH       SOLE                    29350
Boeing                         com              097023105      510    14850 SH       SOLE                    14850
ChevronTexaco Corp             com              166764100      411     5755 SH       SOLE                     5755
Chubb Corp                     com              171232101      247     3800 SH       SOLE                     3800
Cisco Systems Inc              com              17275R102     3686   188629 SH       SOLE                   188629
Citigroup Inc                  com              172967101     4881   107243 SH       SOLE                   107243
Coca Cola Co.                  com              191216100      614    14300 SH       SOLE                    14300
Costco Wholesale Corp          com              22160k105      617    19842 SH       SOLE                    19842
Danaher Corp                   com              235851102     2960    40070 SH       SOLE                    40070
Disney                         com              254687106     3495   173293 SH       SOLE                   173293
EMC Corporation                com              268648102      217    17200 SH       SOLE                    17200
Emerson Electric               com              291011104      253     4800 SH       SOLE                     4800
Equitable Resources            com              294549100     3362    81800 SH       SOLE                    81800
Exxon Mobil Corp               com              30231g102      662    18077 SH       SOLE                    18077
First Data Corp                com              319963104     3520    88100 SH       SOLE                    88100
Flextronics Intl               com              Y2573F102     2378   167700 SH       SOLE                   167700
General Electric               com              369604103     5077   170298 SH       SOLE                   170298
Genzyme Corp                   com              372917104     3644    78782 SH       SOLE                    78782
Goldman Sachs                  com              38141g104     3973    47355 SH       SOLE                    47355
Guidant Corporation (spinoff f com              401698105      239     5100 SH       SOLE                     5100
H & R Block Inc.               com              093671105     3536    81950 SH       SOLE                    81950
HCA Inc                        com              404119109     2944    79875 SH       SOLE                    79875
Harley-Davidson Inc            com              412822108     4005    83100 SH       SOLE                    83100
I. B. M.                       com              459200101     4204    47596 SH       SOLE                    47596
Intel Corp                     com              458140100     4038   146788 SH       SOLE                   146788
Johnson & Johnson              com              478160104      512    10334 SH       SOLE                    10334
Kimberly Clark Corp.           com              494368103      221     4300 SH       SOLE                     4300
Kohls Corporation              com              500255104     3564    66625 SH       SOLE                    66625
Marsh & McLennan               com              571748102     3793    79670 SH       SOLE                    79670
Medtronic Inc.                 com              585055106      318     6768 SH       SOLE                     6768
Merck & Co.                    com              589331107      634    12525 SH       SOLE                    12525
Microsoft                      com              594918104     6340   228152 SH       SOLE                   228152
NASDAQ-100 Shares              com              631100104      382    11792 SH       SOLE                    11792
Nike Inc Class B               com              654106103     3149    51774 SH       SOLE                    51774
Northrop Grumman               com              666807102     2353    27290 SH       SOLE                    27290
Omnicom Group                  com              681919106      282     3925 SH       SOLE                     3925
Paccar Inc.                    com              693718108      944    12645 SH       SOLE                    12645
Pepsico Inc.                   com              713448108      501    10930 SH       SOLE                    10930
Pfizer                         com              717081103     4519   148742 SH       SOLE                   148742
Procter & Gamble               com              742718109     3631    39120 SH       SOLE                    39120
Royal Dutch Petro-NY Shares (e com              780257804      217     4900 SH       SOLE                     4900
S&P 500 Depository Receipt     com              78462f103     1333    13335 SH       SOLE                    13335
S&P Mid-Cap 400 Depository Rec com              595635103     7477    80100 SH       SOLE                    80100
S&P Small-Cap 600 iShares Trus com              464287804     3017    25700 SH       SOLE                    25700
Safeco Corp.                   com              786429100      668    18950 SH       SOLE                    18950
Starbucks Corporation          com              855244109     4719   163839 SH       SOLE                   163839
State Street Corp              com              857477103     3951    87790 SH       SOLE                    87790
Sungard Data Systems           com              867363103     3702   140700 SH       SOLE                   140700
Symantec Corp                  com              871503108     4364    69250 SH       SOLE                    69250
Sysco Corp                     com              871829107     4352   133050 SH       SOLE                   133050
Target Corp                    com              87612e106     3942   104745 SH       SOLE                   104745
Telefonica SA - Spons ADR      com              879382208      556    15698 SH       SOLE                    15698
Teva Pharmaceutical            com              881624209     3929    68750 SH       SOLE                    68750
Tiffany & Company              com              886547108     3543    94910 SH       SOLE                    94910
Tribune Company                com              896047107      241     5257 SH       SOLE                     5257
United Parcel Service  Cl B    com              911312106      298     4675 SH       SOLE                     4675
United Technologies            com              913017109     3855    49885 SH       SOLE                    49885
Wal-Mart                       com              931142103      207     3700 SH       SOLE                     3700
Washington Federal Inc.        com              938824109      357    14160 SH       SOLE                    14160
Washington Mutual Inc          com              939322103      471    11975 SH       SOLE                    11975
Waters Corp                    com              941848103     2858   104200 SH       SOLE                   104200
Weatherford International Ltd  com              g95089101     4247   112414 SH       SOLE                   112414
Weyerhaeuser Co.               com              962166104      593    10151 SH       SOLE                    10151
Zimmer Holdings Inc            com              98956p102     3037    55122 SH       SOLE                    55122
General Motors Senior Pfd Note prd              370442816      200     8000 SH       SOLE                     8000